DIVIDENDS	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
DIVIDENDS
21.	DIVIDENDS
In May 2020,
the Company suspended its quarterly dividend program due to the impact of the
COVID-19
outbreak.
On March 12, 2020, Melco paid a quarterly dividend of $0.05504 per share, and during the year ended December 31, 2020, Melco recorded a total amount of quarterly dividends of
$79,116 as a distribution against retained earnings.
On March 14, 2019, May 30, 2019, August 15, 2019 and November 22, 2019, Melco paid quarterly dividends of $0.0517, $0.0517, $0.05504 and $0.05504 per share, respectively, and during the year ended December 31, 2019, Melco recorded a total amount of quarterly dividends of $300,995 as distributions against retained earnings.